Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Discount rate	8.00%
Bears interest rate	8.00%
Maturity date	Apr. 30, 2024
Obligation cost	$ 56,634	$ 96,375
Cash paid lease	$ 359,615	$ 360,780
Right of use asset lease liability percentage	7.75%
Cash paid lease	$ 3,475
Weighted average discount rate	8.00%